SHAREHOLDERS’ EQUITY - Schedule of Information about the Company’s Outstanding Warrants (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	8,836,992
5.5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.5
Warrants outstanding	1,640,455
Expiration date	Jul. 15, 2026
6.875 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 6.875
Warrants outstanding	145,455
Expiration date	Jan. 15, 2027
1.6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.6
Warrants outstanding	205,027
Expiration date	Jun. 28, 2027
1.56 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.56
Warrants outstanding	60,340
Expiration date	Jun. 14, 2028
1.1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 0.7
Warrants outstanding	6,785,715
Expiration date	May 08, 2031